SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details) - Office Equipment [Member]	6 Months Ended
Sep. 30, 2022
Minimum
PROPERTY AND EQUIPMENT, NET
Estimated Useful Life	3 years
Maximum
PROPERTY AND EQUIPMENT, NET
Estimated Useful Life	5 years